Mineral licenses, goodwill and other intangible assets (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Schedule of Mineral licenses, goodwill and other intangible assets

	Goodwill	Mineral licenses	Licenses and software	Other intangible assets
Cost
At January 1, 2019	32,968	55,618	605	1,133
Additions	—	—	84	18
Disposals	—	—	(52)	(50)
Exchange differences on translation of foreign operations	(57)	—	(15)	2

At December 31, 2019	32,911	55,618	622	1,103
Additions	—	—	182	20
Disposals	—	(1,023)	(5)	(125)
Discontinued operations (Note 24)	—	(11,823)	—	(9)
Exchange differences on translation of foreign operations	90	—	32	30

At December 31, 2020	33,001	42,772	831	1,019
Additions	—	—	98	—
Disposals	—	—	(9)	(3)
Exchange differences on translation of foreign operations	3	—	(7)	2

At December 31, 2021	33,004	42,772	913	1,018
Amortisation and impairment
At January 1, 2019	(16,929)	(23,550)	(352)	(157)
Impairment	(3,139)	(6)	—	—
Amortisation	—	(987)	(64)	(61)
Disposals	—	—	3	38
Exchange differences on translation of foreign operations	—	—	15	1

At December 31, 2019	(20,068)	(24,543)	(398)	(179)
Impairmen t	(3,324)	—	—	—
Amortisation	—	(921)	(94)	(46)
Disposals	—	1,023	—	68
Discontinued operations (Note 24)	—	127	—	2
Exchange differences on translation of foreign operations	—	—	(32)	(12)

At December 31, 2020	(23,392)	(24,314)	(524)	(167)
Amortisation	—	(717)	(138)	(43)
Disposals	—	—	2	3
Exchange differences on translation of foreign operations	—	—	7	—

At December 31, 2021	(23,392)	(25,031)	(653)	(206)

Net book value
At January 1, 2019	16,039	32,068	253	976

At December 31, 2019	12,843	31,075	224	924

At December 31, 2020	9,609	18,458	307	852

At December 31, 2021	9,612	17,741	260	812